Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2012

Collection Period Start	1-Sep-12	Distribution Date	15-Oct-12
Collection Period End	30-Sep-12	30/360 Days	30
Beg. of Interest Period	17-Sep-12	Actual/360 Days	28
End of Interest Period	15-Oct-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	404,594,049.87	374,159,635.23	0.4190588
Total Securities		892,857,142.86	404,594,049.87	374,159,635.23	0.4190588
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	280,000,000.00	149,736,907.01	119,302,492.37	0.4260803
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	30,434,414.64	139,754.45	108.6943380	0.4991230
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	30,434,414.64	258,287.78

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,771,391.38
Monthly Interest				2,220,969.38
Total Monthly Payments				6,992,360.76

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				316,279.47
Aggregate Sales Proceeds Advance				12,599,940.74
Total Advances				12,916,220.21

Vehicle Disposition Proceeds:
Reallocation Payments				16,544,857.13
Repurchase Payments				867,028.80
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,848,768.95
Excess Wear and Tear and Excess Mileage				140,408.53
Remaining Payoffs				0.00
Net Insurance Proceeds				223,041.49
Residual Value Surplus				356,896.65
Total Collections				45,889,582.52

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,207,601.20			954
Involuntary Repossession	110,890.00			7
Voluntary Repossession	85,360.00			6
Full Termination	3,113,178.93			185
Bankruptcy	27,827.00			2
Insurance Payoff		221,971.15		13
Customer Payoff			44,008.31	3
Grounding Dealer Payoff			4,715,277.50	268
Dealer Purchase			1,863,853.29	96
Total	16,544,857.13	221,971.15	6,623,139.10	1,534

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,083	434,130,582.45	6.00%	404,594,049.87
Total Depreciation Received		(6,009,191.94)		(5,760,895.17)
Principal Amount of Gross Losses	(33)	(573,513.49)		(537,938.93)
Repurchase / Reallocation	(53)	(905,524.66)		(867,028.80)
Early Terminations	(712)	(11,594,321.11)		(10,801,785.33)
Scheduled Terminations	(789)	(13,370,368.93)		(12,466,766.41)
Pool Balance - End of Period	22,496	401,677,662.32	6.00000%	374,159,635.23

Remaining Pool Balance
Lease Payment				66,292,193.69
Residual Value				307,867,441.54
Total				374,159,635.23

III. DISTRIBUTIONS

Total Collections					45,889,582.52
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					45,889,582.52

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					242,874.64
3. Reimbursement of Sales Proceeds Advance					12,365,472.10
4. Servicing Fee:
Servicing Fee Due					337,161.71
Servicing Fee Paid					337,161.71
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,945,508.45

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					139,754.45

Class A-3 Notes Monthly Interest Paid					139,754.45
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	258,287.78
Total Note and Certificate Monthly Interest Paid	258,287.78
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,685,786.29

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	30,434,414.64

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	30,434,414.64
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,251,371.65

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,251,371.65
Gross Reserve Account Balance		15,644,228.79
Remaining Available Collections Released to Seller		2,251,371.65
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		8.71
Monthly Prepayment Speed		74%
Lifetime Prepayment Speed		81%

	$	units
Recoveries of Defaulted and Casualty Receivables	559,166.05
Securitization Value of Defaulted Receivables and Casualty Receivables	537,938.93	33
Aggregate Defaulted and Casualty Gain (Loss)	21,227.12
Pool Balance at Beginning of Collection Period	404,594,049.87
Net Loss Ratio	0.0052%

Cumulative Net Losses for all Periods	0.0985%	879,462.12

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,000,553.09	174
61-90 Days Delinquent	533,656.44	29
91-120+ Days Delinquent	217,184.47	13
Total Delinquent Receivables:	3,751,394.00	216
60+ Days Delinquencies as Percentage of Receivables	0.19%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,320,780.13	1131
Securitization Value	17,581,055.76
Aggregate Residual Gain (Loss)	(1,260,275.63)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	118,701,226.98	7,014
Cumulative Securitization Value	123,093,492.06
Cumulative Residual Gain (Loss)	(4,392,265.08)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		16,388,453.51
Reimbursement of Outstanding Advance		12,365,472.10
Additional Advances for current period		12,599,940.74
Ending Balance of Residual Advance		16,622,922.15

Beginning Balance of Payment Advance		575,139.42
Reimbursement of Outstanding Payment Advance		242,874.64
Additional Payment Advances for current period		316,279.47
Ending Balance of Payment Advance		648,544.25

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of September 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No